UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Executive Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/ Terry R. Otton	    San Francisco, CA	   February 11, 2006

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	150

Form 13F Information Table Value Total:	66,879

List of Other Included Managers:	None


ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	           (X1000)           DISCRET AUTH
A.S.V., Inc.            Com         001963107     105      4,200   sole  sole
ABB LTD. ADR            SP ADR      000375204     113     11,600   sole  sole
ADTRAN, Inc.            Com         00738A106     433     14,570   sole  sole
Advanced Analogic Tech  Com         00752j108     241     17,400   sole  sole
Aeropostale, Inc.       Com         007865108     132      5,000   sole  sole
Allscripts Healthcare   Com         01988P108     233     17,400   sole  sole
American Commercial Li  Com         025195207     108      3,550   sole  sole
American Healthways, I  Com         02649v104     404      8,920   sole  sole
American Oriental Bioe  Com         028731107     137     31,000   sole  sole
AMN Healthcare Service  Com         001744101   1,379     69,736   sole  sole
Amylin Pharmaceuticals  Com         032346108      80      2,000   sole  sole
Angiotech Pharmaceutic  Com         034918102     369     28,044   sole  sole
aQuantive, Inc.         Com         03839g105   1,227     48,630   sole  sole
AtheroGenics, Inc.      Com         047439104     591     29,540   sole  sole
AudioCodes Ltd.         ORD         M15342104     673     60,630   sole  sole
Avid Technology, Inc.   Com         05367p100     164      3,000   sole  sole
Bankrate, Inc.          Com         06646v108     252      8,520   sole  sole
Bebe Stores, Inc.       Com         075571109     273     19,429   sole  sole
Birch Mountain Resourc  Com         09066x109     108     15,000   sole  sole
BJ Services Co.         Com         055482103      81      2,200   sole  sole
Boston Private Financi  Com         101119105     916     30,110   sole  sole
Cal Dive International  Com         127914109     823     22,940   sole  sole
California Pizza Kitch  Com         13054d109   1,528     47,800   sole  sole
Capstone Turbine Corpo  Com         14067d102      75     25,000   sole  sole
Ceradyne, Inc.          Com         156710105     208      4,760   sole  sole
Chemed Corp.            Com         16359r103     416      8,380   sole  sole
Cimarex Energy Co       Com         171798101     194      4,500   sole  sole
CNET Networks, Inc.     Com         12613R104     581     39,520   sole  sole
Cogent, Inc.            Com         19239y108      79      3,500   sole  sole
Coldwater Creek, Inc.   Com         193068103     658     21,540   sole  sole
Convera Corp.           Com         211919105      89      9,000   sole  sole
Copa Holdings SA, Clas  Cl A        P31076105       5        180   sole  sole
Ctrip.com Internationa  ADR         22943f100     858     14,860   sole  sole
Cypress Semiconductor   Com         232806109      81      5,700   sole  sole
Cytyc Corp.             Com         232946103      71      2,500   sole  sole
Digital River, Inc.     Com         25388b104   1,018     34,240   sole  sole
Distributed Energy Sys  Com         25475v104      60      7,900   sole  sole
Doral Financial Corp.   Com         25811p100      64      6,000   sole  sole
Dril-Quip, Inc.         Com         262037104     941     19,940   sole  sole
eCollege.com, Inc.      Com         27887e100     332     18,400   sole  sole
EMCORE Corp.            Com         290846104     108     14,500   sole  sole
Energy Conversion Devi  Com         292659109     163      4,000   sole  sole
Epicor Software Corp.   Com         29426L108     278     19,640   sole  sole
Equinix, Inc.           Com         29444u502   1,326     32,520   sole  sole
eResearch Technology,   Com         29481V108   1,079     71,460   sole  sole
Euronet Worldwide, Inc  Com         298736109   1,177     42,350   sole  sole
Evergreen Solar, Inc.   Com         30033r108      91      8,500   sole  sole
First Horizon Pharmace  Com         32051K106     380     22,050   sole  sole
FTI Consulting, Inc.    Com         302941109     573     20,900   sole  sole
GSI Commerce, Inc.      Com         36238g102     627     41,565   sole  sole
Haemonetics Corp.       Com         405024100      73      1,500   sole  sole
Hanover Compressor Co.  Com         410768105      78      5,500   sole  sole
Health Grades, Inc.     Com         42218Q102     232     37,050   sole  sole
Herbalife Ltd.          Com USD     G4412G101      68      2,100   sole  sole
Hibbett Sporting Goods  Com         428565105   1,566     54,995   sole  sole
Huron Consulting Group  Com         447462102     533     22,200   sole  sole
Hythiam, Inc.           Com         44919f104     213     34,600   sole  sole
I-Flow Corp.            Com         449520303     893     61,050   sole  sole
Illumina, Inc.          Com         452327109     774     54,860   sole  sole
Immucor, Inc.           Com         452526106     788     33,750   sole  sole
Informatica Corp.       Com         45666Q102     291     24,290   sole  sole
InfoSpace, Inc.         Com         45678t201     260     10,060   sole  sole
InPhonic, Inc.          Com         45772g105      96     11,000   sole  sole
IntercontinentalExchan  Com         45865v100      21        590   sole  sole
Interdigital Comm Corp  Com         45866a105      55      3,000   sole  sole
Investment Technology   Com         46145f105     510     14,400   sole  sole
Itron, Inc.             Com         465741106      80      2,000   sole  sole
Ixia                    Com         45071r109     552     37,330   sole  sole
j2 Global Communicatio  Com         46626E205   1,041     24,350   sole  sole
JetBlue Airways Corp.   Com         477143101     796     51,765   sole  sole
Kenexa Corp.            Com         488879107      49      2,300   sole  sole
Keryx Biopharmaceutica  Com         492515101     465     31,790   sole  sole
Kulicke and Soffa Indu  Com         501242101      53      6,000   sole  sole
Kyphon, Inc.            Com         501577100     623     15,270   sole  sole
LifeCell Corp.          Com         531927101     785     41,180   sole  sole
Lifeline Systems, Inc.  Com         532192101     940     25,710   sole  sole
Linktone Ltd., ADR      ADR         535925101     627     60,300   sole  sole
Loews Corp - Carolina   Com         540424207      97      2,200   sole  sole
Marchex, Inc., Class B  Cl B        56624R108     632     28,100   sole  sole
Matria Healthcare, Inc  Com         576817209      89      2,300   sole  sole
Maxim Integrated Produ  Com         57772k101     101      2,800   sole  sole
McDermott Internationa  Com         580037109      98      2,200   sole  sole
McGrath Rentcorp        Com         580589109      92      3,300   sole  sole
Medco Health Solutions  Com         58405u102      84      1,500   sole  sole
Merge Technologies, In  Com         589981109     819     32,715   sole  sole
MICROS Systems, Inc.    Com         594901100     572     11,840   sole  sole
Microsemi Corp.         Com         595137100      69      2,500   sole  sole
MicroStrategy, Inc., C  Cl A        594972408   1,073     12,970   sole  sole
Midwest Express Holdin  Com         597911106     155     27,500   sole  sole
Mikohn Gaming Corp.     Com         59862k108     192     19,500   sole  sole
MPS Group, Inc.         Com         553409103     206     15,100   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   2,353     71,040   sole  sole
Nautilus Group, Inc.    Com         63910b102      56      3,000   sole  sole
Navigant Consulting, I  Com         63935n107     657     29,890   sole  sole
Netflix, Inc.           Com         64110L106     347     12,840   sole  sole
Netlogic Microsystems,  Com         64118b100     727     26,700   sole  sole
NeuStar, Inc., Class A  Cl A        64126x201     702     23,040   sole  sole
NuVasive, Inc.          Com         670704105     866     47,840   sole  sole
O2Micro International   SP ADR      67107w100     863     84,790   sole  sole
Old Dominion Freight L  Com         679580100      81      3,000   sole  sole
Omnicell, Inc.          Com         68213n109     155     13,000   sole  sole
Openwave Systems, Inc.  Com         683718308     546     31,260   sole  sole
Optimal Group, Inc., C  Cl A        68388r208     390     19,270   sole  sole
Option Care, Inc.       Com         683948103     560     41,900   sole  sole
Origin Agritech LTD.    SHS         g67828106      60      4,700   sole  sole
Palm, Inc.              Com         696643105     127      4,000   sole  sole
Patni Computer Systems  SP ADR      703248203       4        180   sole  sole
Pharmaceutical Product  Com         717124101      93      1,500   sole  sole
Photon Dynamics, Inc.   Com         719364101     887     48,540   sole  sole
PortalPlayer, Inc.      Com         736187204     370     13,060   sole  sole
Portfolio Recovery As   Com         73640q105   1,056     22,730   sole  sole
Quest Software, Inc.    Com         74834T103     735     50,360   sole  sole
Radiation Therapy Serv  Com         750323206     733     20,770   sole  sole
Redback Networks, Inc.  Com         757209507     749     53,240   sole  sole
Salix Pharmaceuticals   Com         795435106     729     41,470   sole  sole
Scientific Games Corp.  Cl A        80874P109     688     25,210   sole  sole
Select Comfort Corp.    Com         81616x103     356     13,000   sole  sole
Shire PLC, ADR          SP ADR      82481r106      78      2,000   sole  sole
Silicon Motion Technol  SP ADR      82706c108     114      9,500   sole  sole
SonoSite, Inc.          Com         83568G104     188      5,360   sole  sole
Southwest Airlines Co.  Com         844741108      49      3,000   sole  sole
State National Bancsha  Com         857124101      59      2,200   sole  sole
SunPower Corp., Class   Cl A        867652109      40      1,190   sole  sole
Suntech Power Holdings  ADR         86800c104      11        410   sole  sole
Taleo Corp., Class A    Cl A        87424n104     425     31,980   sole  sole
Tellabs, Inc.           Com         879664100     130     11,900   sole  sole
Texas Roadhouse, Inc.,  Cl A        882681109     739     47,520   sole  sole
The Ultimate Software   Com         90385d107     232     12,190   sole  sole
THQ, Inc.               Com         872443403     835     35,020   sole  sole
Tidewater, Inc.         Com         886423102     111      2,500   sole  sole
Time Warner, Inc.       Com         887317105      74      4,250   sole  sole
Tower Group, Inc.       Com         891777104     789     35,900   sole  sole
Ultratech, Inc.         Com         904034105     316     19,230   sole  sole
Unit Corp.              Com         909218109   1,086     19,740   sole  sole
United Natural Foods,   Com         911163103     717     27,160   sole  sole
United Surgical Partne  Com         913016309     722     22,455   sole  sole
Universal Technical In  Com         913915104     504     16,300   sole  sole
ValueClick, Inc.        Com         92046n102   1,027     56,703   sole  sole
Viasys Healthcare, Inc  Com         92553q209      90      3,500   sole  sole
Virage Logic Corp.      Com         92763r104     577     58,360   sole  sole
ViroPharma, Inc.        Com         928241108     824     44,440   sole  sole
Volterra Semiconductor  Com         928708106     365     24,320   sole  sole
Walter Industries, Inc  Com         93317q105     149      3,000   sole  sole
WebEx Communications,   Com         94767l109     838     38,720   sole  sole
WebSideStory, Inc.      Com         947685103     720     39,690   sole  sole
WiderThan Co. LTD., AD  SP ADR      967593104     387     25,540   sole  sole
Wind River Systems, In  Com         973149107     674     45,640   sole  sole
Xenogen Corp.           Com         98410R108      87     27,500   sole  sole
Yahoo! Inc.             Com         984332106     118      3,000   sole  sole
Zumiez, Inc.            Com         989817101     272      6,290   sole  sole